Cover	Jun. 16, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 16, 2022
Entity Registrant Name	IsoPlexis Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40894
Entity Tax Identification Number	46-2179799
Entity Address, Address Line One	35 NE Industrial Road
Entity Address, City or Town	Branford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	6405
City Area Code	203
Local Phone Number	208-4111
Title of 12(b) Security	Common Stock, par value $0.001 pershare
Trading Symbol	ISO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001615055
Amendment Flag	false